BARRETT OPPORTUNITY FUND, INC.

55 Water Street

New York, NY 10041

January 4, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Barrett Opportunity Fund, Inc.

Securities Act File No. 002-63023

Investment Company Act File No. 811-2884

Dear Sirs:

On behalf of Barrett Opportunity Fund, Inc. (the “Fund”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the Prospectus and Statement of Additional Information, each dated December 29, 2009, that would have been filed on behalf of the Fund in accordance with Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 38 to the Fund’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on December 22, 2009.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Barbara Allen

Barbara Allen, Esq.

Assistant Secretary